Profit Sharing and Rebates - Summary of Profit Sharing and Rebates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure Of Profit Sharing And Rebates [abstract]
Surplus interest bonuses	€ 0	€ 1	€ 1
Profit appropriated to policyholders	7	7	7
Total	€ 7	€ 8	€ 8

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.